SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2021
Stock option activity
Expiry Date	Exercise Price		December 31, 2020	Granted 2019	Exercised	Cancelled	June 30, 2021

February 14, 2027	US$	0.006	10,000,000	-	-	-	10,000,000